Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2019	December 31, 2018
Electronic equipment	$136,983	$11,265
Vehicles	253,108	29,080
Office equipment	36,919	14,616
Leasehold improvements	46,464	-
Building	840,241	-
Less: Accumulated depreciation	(461,190)	(26,981)
	$852,525	$27,980